AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 82.1%
Alabama – 4.7%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$3,000	$3,309,394
Series 2025-E 5.00%, 12/01/2055	2,000	2,205,900
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	1,035	1,142,877
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	1,000	1,093,391
Black Belt Energy Gas District (Goldman Sachs Group) Series 2021-B 4.00%, 10/01/2052	1,200	1,210,980
Series 2023-D 4.309% (SOFR + 1.85%), 06/01/2049(b)	1,000	1,019,213
Series 2024-B 5.00%, 10/01/2055	2,750	3,000,267
Series 2025-G 5.00%, 10/01/2035	1,500	1,638,898
Series 2026-E 5.00%, 07/01/2033(c)	1,000	1,084,209
Black Belt Energy Gas District (Pacific Life Insurance) Series 2026-F 5.00%, 12/01/2035	1,000	1,099,440
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053	2,210	2,419,902
City of Huntsville AL (City of Huntsville AL) Series 2016-B 5.00%, 05/01/2028	470	472,236
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.00%, 10/01/2034	1,005	1,154,293
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,092,568
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	6,000	6,509,287
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,075,510

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	$1,000	$1,050,940
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	9,505	10,358,752
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,176,219
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,119,864
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,500	1,647,328
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	3,110	3,345,934
Series 2025-C 5.00%, 05/01/2055	1,620	1,754,806
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.00%, 07/01/2027	1,500	1,539,750
5.25%, 01/01/2054	2,500	2,668,024

		55,189,982

Arizona – 1.8%
Arizona Department of Transportation State Highway Fund Revenue (Arizona Dept. of Transportation State Highway Fund Revenue) Series 2016 5.00%, 07/01/2034	2,575	2,597,664
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2026 5.00%, 11/01/2031	1,000	1,117,760
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,062,922
5.00%, 09/01/2052	5,000	5,106,015
Series 2024 4.00%, 06/01/2049	4,000	4,115,005
City of Glendale AZ Water & Sewer Revenue (City of Glendale AZ Water & Sewer Revenue) Series 2022-B 5.00%, 07/01/2026	1,000	1,009,418

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	$700	$700,046
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,100	1,100,770
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030	2,000	2,048,659

		20,858,259

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	115	124,048

California – 10.0%
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	1,000	874,802
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.29% (MUNIPSA + 0.41%), 04/01/2056(b)	3,000	2,958,734
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,326,832
Series 2024C 5.00%, 08/01/2055	2,000	2,163,721
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	2,000	2,108,005
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	3,250	3,639,806
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,000	1,106,645
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,074,683

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	$1,000	$1,019,229
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054	3,500	3,815,736
Series 2026-A 3.908% (SOFR + 1.45%), 04/01/2056(b)	2,000	1,999,943
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	1,000	1,115,546
Series 2025G 5.00%, 12/01/2035	1,000	1,126,164
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	1,000	1,089,749
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	1,750	1,921,033
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	2,000	2,254,965
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	4,000	4,001,346
12.00%, 01/01/2065(a)	1,100	594,000
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2026	500	500,169
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 06/30/2029	1,000	1,045,509
5.00%, 12/31/2033	1,500	1,559,846
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,285	1,310,036
California Pollution Control Financing Authority (Waste Management, Inc.) Series 2024 4.25%, 11/01/2038	1,000	1,040,688
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,470,589
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 3.75%, 10/01/2035	1,735	1,696,526

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	$1,000	$1,071,419
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2030	3,385	3,489,066
Series 2018 5.00%, 05/15/2027	1,730	1,784,273
Series 2023 5.00%, 05/15/2028	1,610	1,701,035
Series 2025 5.00%, 05/15/2026	1,000	1,005,390
5.00%, 05/15/2034	2,045	2,397,754
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2031	1,800	2,021,979
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,025	1,881,959
Los Angeles County Sanitation Districts Financing Authority (Los Angeles County Sanitation District No. 20) Series 2016-A 5.00%, 10/01/2030	1,140	1,157,106
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2018-A 5.00%, 07/01/2032	1,680	1,753,977
Series 2018-D 5.00%, 07/01/2032	1,955	2,063,940
Series 2022-B 5.00%, 07/01/2028	1,100	1,168,070
Series 2025-A 5.00%, 07/01/2028	4,520	4,740,896
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2027	2,035	2,111,155
Series 2021 4.00%, 07/01/2026	1,350	1,355,858
Series 2021-B 5.00%, 07/01/2032	2,060	2,299,715
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-B 5.00%, 07/01/2028	1,150	1,221,164
5.00%, 07/01/2032	1,000	1,055,724
Series 2023-A 5.00%, 07/01/2035	1,800	2,070,236

	Principal Amount (000)	U.S. $ Value

Montebello Public Financing Authority (City of Montebello CA Lease) Series 2016 5.00%, 06/01/2030	$1,000	$1,006,679
Newport Mesa Unified School District (Newport Mesa Unified School District) NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,751,011
Port of Oakland (Port of Oakland) Series 2017 5.00%, 11/01/2029	1,500	1,557,964
Series 2021 5.00%, 11/01/2029	1,575	1,703,972
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2017-B 5.00%, 07/01/2029	1,725	1,778,725
Series 2021-B 5.00%, 07/01/2030	1,000	1,103,491
Series 2023 5.00%, 07/01/2029	1,610	1,745,832
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2027	1,530	1,572,543
Series 2019-H 5.00%, 05/01/2027	1,500	1,541,709
Series 2024 5.00%, 05/01/2029	2,500	2,700,904
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,000	3,416,896
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,000	1,075,898
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	1,000	1,132,192
Southern California Public Power Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 07/01/2028	1,080	1,080,085
State of California (State of California) Series 2015-C 5.00%, 09/01/2030	50	50,115
Series 2016 5.00%, 09/01/2034	1,500	1,520,406
Series 2024 5.00%, 08/01/2029	1,885	2,075,370
University of California (University of California) Series 2025-C 5.00%, 05/15/2030	5,000	5,597,803

	Principal Amount (000)	U.S. $ Value

Washington Township Health Care District (Washington Township Health Care District) Series 2020-A 5.00%, 07/01/2031	$650	$704,491

		116,281,104

Colorado – 2.2%
Adams & Weld Counties School District No. 27J Brighton/CO (Adams & Weld Counties School District No. 27J Brighton/CO) Series 2016-A 2.50%, 12/01/2027	1,500	1,501,648
City & County of Broomfield CO Sales & Use Tax Revenue (City & County of Broomfield CO Sales & Use Tax Revenue) Series 2017 5.00%, 12/01/2034	2,000	2,089,986
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.50%, 11/15/2035	3,250	3,754,637
Series 2022-D 5.25%, 11/15/2026	1,020	1,039,953
5.75%, 11/15/2035	1,250	1,468,799
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	3,000	3,209,748
5.00%, 12/01/2030	1,370	1,516,220
5.00%, 12/01/2031	2,020	2,156,371
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(a)	1,000	1,042,247
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.00%, 09/01/2035	1,500	1,734,583
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,000	3,041,908
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.208% (SOFR + 0.75%), 09/01/2039(b)	2,000	1,997,267
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	1,000	1,049,949

		25,603,316

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.5%
City of New Haven CT (City of New Haven CT) AG Series 2016-A 5.00%, 08/15/2027	$1,875	$1,897,592
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	2,000	2,108,352
Town of Hamden CT (Town of Hamden CT) BAM Series 2017-A 5.00%, 08/15/2026	1,000	1,011,476
University of Connecticut (University of Connecticut) Series 2016-A 5.00%, 03/15/2027	1,000	1,002,172

		6,019,592

District of Columbia – 1.5%
District of Columbia (District of Columbia) Series 2016-A 5.00%, 06/01/2027	2,500	2,516,883
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2026	1,410	1,423,871
5.00%, 08/31/2028	1,275	1,341,173
5.00%, 02/28/2030	1,380	1,492,158
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2017 5.00%, 10/01/2026	465	472,177
Series 2018-A 5.00%, 10/01/2034	1,075	1,130,434
Series 2019-A 5.00%, 10/01/2027	1,025	1,064,367
Series 2020-A 5.00%, 10/01/2032	2,000	2,195,735
Series 2022-A 5.00%, 10/01/2030	3,000	3,324,429
Series 2025-A 5.00%, 10/01/2031	2,000	2,255,019

		17,216,246

Florida – 5.1%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	1,500	1,516,468
City of Jacksonville FL (Genesis Health Obligated Group) Series 2017 5.00%, 11/01/2026	600	608,510

	Principal Amount (000)	U.S. $ Value

City of Port St. Lucie FL Utility System Revenue (City of Port St. Lucie FL Utility System Revenue) Series 2016 4.00%, 09/01/2032	$3,560	$3,580,164
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 4.25%, 01/01/2030(a)	900	902,342
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,190,848
County of Brevard FL (County of Brevard FL Fuel Tax) AG Series 2016 5.00%, 08/01/2028	1,445	1,461,071
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 5.00%, 09/01/2032	1,500	1,594,566
County of Charlotte FL (County of Charlotte FL) Series 2015 5.00%, 10/01/2027	1,080	1,082,065
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056(c)	1,585	1,744,096
County of Miami-Dade FL (County of Miami-Dade FL) Series 2016 5.00%, 07/01/2032	1,040	1,048,425
Series 2025 5.00%, 07/01/2028	1,000	1,064,137
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2030	1,540	1,696,717
5.00%, 10/01/2033	2,500	2,869,942
5.00%, 10/01/2034	1,000	1,155,179
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2030	1,145	1,249,474
5.00%, 10/01/2034	1,000	1,110,084
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	1,950	1,979,536
Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.45%, 07/01/2037(a)	1,500	1,531,393
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2027	4,000	4,052,002
5.00%, 09/01/2028	1,060	1,073,741

	Principal Amount (000)	U.S. $ Value

Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	$1,000	$1,010,826
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2025 5.00%, 10/01/2026	1,100	1,116,792
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2022-A 5.00%, 10/01/2029	1,040	1,132,095
Series 2024 5.00%, 10/01/2027	1,000	1,038,407
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	2,000	2,195,969
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.00%, 10/01/2033	2,295	2,632,920
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	1,000	1,007,311
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2016-A 5.00%, 07/01/2028	1,625	1,637,677
5.00%, 07/01/2033	1,000	1,006,637
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,036,252
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) AG Series 2025 5.00%, 10/01/2030	2,000	2,208,986
North Sumter County Utility Dependent District (North Sumter County Utility Dependent District) Series 2020 5.00%, 10/01/2026	900	912,529
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2030	2,015	2,203,612
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 4.50%, 05/01/2036	200	202,847

	Principal Amount (000)	U.S. $ Value

School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2016-A 5.00%, 05/01/2030	$1,340	$1,345,895
Series 2025-A 5.00%, 05/01/2026	1,500	1,506,799
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 3.75%, 05/01/2029(a)	695	702,978
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026	2,590	2,590,000

		58,999,292

Georgia – 3.6%
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.00%, 07/01/2030	2,000	2,199,207
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2023-G 5.00%, 07/01/2027	1,000	1,031,868
Series 2025-B 5.00%, 07/01/2031	2,100	2,357,861
County of DeKalb GA Water & Sewerage Revenue (County of DeKalb GA Water & Sewerage Revenue) Series 2025-A 5.00%, 10/01/2026	1,500	1,524,900
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2028	1,125	1,134,478
Development Authority of Burke County (The) (Georgia Power Co.) Series 2024 3.30%, 12/01/2049	1,500	1,521,583
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 5.00%, 06/01/2035(a)	1,160	1,218,414
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2033	1,100	1,236,251
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	4,500	4,538,079

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	$1,000	$1,005,915
Series 2021-C 4.00%, 05/01/2052	1,000	1,029,616
Series 2022-B 5.00%, 12/01/2052	4,000	4,239,838
Series 2023-A 5.00%, 06/01/2053	2,000	2,140,486
Series 2024-C 5.00%, 12/01/2054	3,500	3,808,448
Series 2024-E 5.00%, 05/01/2055	2,000	2,186,963
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.159% (SOFR + 1.70%), 12/01/2053(b)	1,000	1,031,876
Series 2024-B 5.00%, 12/01/2054	1,000	1,095,446
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,500	1,633,682
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2016-A 5.00%, 01/01/2028	1,840	1,856,157
Series 2019-A 5.00%, 01/01/2033	1,200	1,279,570
Series 2020 5.00%, 01/01/2029	500	536,077
Series 2024 5.00%, 01/01/2030	1,000	1,095,023
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	2,000	2,340,770

		42,042,508

Guam – 0.8%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-B 5.00%, 07/01/2027	1,000	1,030,231
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	2,000	2,029,925
5.00%, 12/01/2031	3,000	3,036,807
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,250	1,369,054

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$715	$760,258
Series 2025-G 5.00%, 01/01/2028	1,625	1,686,825

		9,913,100

Hawaii – 0.5%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2019-D 5.00%, 08/01/2026	1,050	1,062,639
State of Hawaii (State of Hawaii) Series 2016-F 5.00%, 10/01/2028	1,855	1,886,631
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2018-A 5.00%, 07/01/2029	1,000	1,055,047
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,280	2,346,869

		6,351,186

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,026,591
Idaho State Building Authority (State of Idaho Sales Tax Revenue) Series 2024-A 5.00%, 06/01/2028	2,500	2,659,256

		3,685,847

Illinois – 6.0%
Chicago Board of Education (Chicago Board of Education) Series 2017-C 5.00%, 12/01/2030	1,000	1,015,186
Series 2019-A 5.00%, 12/01/2030	1,575	1,631,051
Series 2025-B 5.50%, 12/01/2033	4,000	4,399,884
AG Series 2018-A 5.00%, 12/01/2027	1,500	1,557,798
AG Series 2018-C 5.00%, 12/01/2031	1,000	1,052,129
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2027	2,750	2,804,825
5.00%, 01/01/2028	3,000	3,130,870
5.00%, 01/01/2034	1,015	1,160,596
Series 2025-A 5.00%, 01/01/2036	2,195	2,495,780

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority (Chicago Transit Authority) Series 2017 5.00%, 06/01/2026	$1,695	$1,704,380
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	1,750	1,795,325
5.00%, 06/01/2028	1,750	1,846,762
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2029	1,780	1,949,498
City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) AMBAC Series 2001 5.75%, 11/01/2030	635	684,627
City of Springfield IL Electric Revenue (City of Springfield IL Electric Revenue) BAM Series 2024 5.00%, 03/01/2027	2,000	2,051,363
City of Waukegan IL (City of Waukegan IL) AG Series 2018-B 5.00%, 12/30/2026	1,125	1,148,182
County of Cook IL (County of Cook IL) Series 2021-A 5.00%, 11/15/2033	970	1,070,301
Illinois Finance Authority (Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group) Series 2017 5.00%, 08/15/2026	2,265	2,291,199
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2050(a)	1,500	1,522,930
Series 2025 4.80%, 12/01/2043(a)	1,000	1,049,797
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 3.65%, 05/01/2031	2,230	2,241,037
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027	1,000	1,024,078
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2023 5.00%, 12/15/2027	1,000	1,039,019
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2016-A 5.00%, 12/01/2030	2,620	2,674,207
Series 2016-B 5.00%, 12/01/2031	850	866,948

	Principal Amount (000)	U.S. $ Value

Northern Illinois University (Northern Illinois University) BAM Series 2020-B 5.00%, 04/01/2031	$725	$782,953
Public Building Commission of Chicago (Public Building Commission of Chicago) AMBAC Series 2006 5.25%, 03/01/2028	2,970	3,123,807
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2018-C 5.50%, 01/01/2031	2,000	2,167,268
Sangamon County School District No. 186 Springfield (Sangamon County School District No. 186 Springfield) AG Series 2020-B 5.00%, 02/01/2032	735	802,168
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2026	2,000	2,034,529
5.00%, 11/01/2027	2,500	2,607,947
Series 2018-A 5.00%, 10/01/2029	2,000	2,128,710
Series 2019-A 5.00%, 11/01/2029	695	757,586
Series 2020 5.50%, 05/01/2030	2,040	2,199,404
Series 2024 5.00%, 02/01/2031	2,000	2,226,776
Series 2024-B 5.00%, 05/01/2026	1,000	1,004,247
Series 2025-B 5.25%, 09/01/2027	1,500	1,563,911
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021-A 4.00%, 06/15/2028	605	624,708
Series 2024-A 5.00%, 06/15/2030	1,790	1,976,810
Series 2025 5.00%, 06/15/2028	1,680	1,779,503

		69,988,099

Indiana – 1.0%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	800	834,593
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,000	1,082,647

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062	$2,265	$2,384,229
Series 2025 5.00%, 10/01/2064	1,000	1,079,115
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	500	496,280
Series 2022-A 4.25%, 11/01/2030	2,040	2,130,040
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.279% (SOFR + 0.71%), 11/01/2046(b) (d)	2,000	2,002,809
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	1,000	1,135,647

		11,145,360

Kansas – 0.1%
Seward County Unified School District No. 480 Liberal (Seward County Unified School District No. 480 Liberal) Series 2017-B 5.00%, 09/01/2026	1,500	1,503,052

Kentucky – 0.5%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,000	1,090,063
Series 2025-C 5.00%, 05/01/2036	1,000	1,099,157
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,200,097
Series 2025-A 5.25%, 06/01/2055	1,000	1,080,780

		5,470,097

Louisiana – 0.7%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2028	1,000	1,056,400
City of Shreveport LA (City of Shreveport LA) BAM Series 2016 5.00%, 03/01/2027	1,400	1,415,388

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	$665	$688,192
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029	1,000	1,062,600
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	1,500	1,671,016
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	2,000	2,034,725

		7,928,321

Maryland – 1.1%
County of Montgomery MD (County of Montgomery MD) Series 2017-B 5.00%, 06/01/2026	1,520	1,530,806
County of Prince George’s MD (County of Prince George’s MD) Series 2018-A 5.00%, 07/15/2033	1,500	1,594,076
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	3,000	3,016,789
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2029	2,000	2,167,651
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2028	1,500	1,603,281
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2030	1,000	1,096,871
5.00%, 08/01/2033	1,150	1,273,430
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2027	950	982,559

		13,265,463

Massachusetts – 1.8%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	8,500	8,587,258

	Principal Amount (000)	U.S. $ Value

Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2016-B 5.00%, 07/01/2033	$1,050	$1,059,726
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031	870	939,808
Series 2023 5.00%, 07/01/2034	1,000	1,157,841
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 5.50%, 07/15/2035(a)	1,000	1,034,118
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024 4.75%, 12/01/2029(a)	1,000	1,000,376
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.25%, 10/01/2035	1,000	1,136,650
7.375%, 10/01/2035	1,000	1,030,840
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2030	1,295	1,304,205
Massachusetts Port Authority (Massachusetts Port Authority) Series 2017-A 5.00%, 07/01/2027	1,120	1,156,602
Series 2019-A 5.00%, 07/01/2027	2,255	2,328,694

		20,736,118

Michigan – 0.6%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026	1,000	1,001,653
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,090	1,137,343
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2018-A 5.00%, 07/01/2028	1,000	1,063,384
Michigan State Building Authority (State of Michigan Lease) Series 2016-I 5.00%, 10/15/2032	1,765	1,794,045
Michigan State Hospital Finance Authority (Prerefunded - Others) Series 2019 5.00%, 11/01/2026	2,000	2,036,321

		7,032,746

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.7%
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 4.45%, 11/01/2035	$1,300	$1,330,378
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2016-A 5.00%, 05/01/2026	1,225	1,229,940
State of Minnesota (State of Minnesota) Series 2024 5.00%, 08/01/2027	1,500	1,561,870
Series 2024-A 5.00%, 08/01/2026	1,665	1,685,077
Series 2024-B 5.00%, 08/01/2026	1,200	1,214,470
University of Minnesota (University of Minnesota) Series 2017-A 5.00%, 09/01/2032	1,020	1,058,265

		8,080,000

Mississippi – 0.2%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2016 5.00%, 07/01/2030	2,450	2,458,483

Missouri – 0.5%
County of St. Louis MO (County of St. Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	785,645
Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group) Series 2022-A 5.00%, 06/01/2027	1,015	1,044,455
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	2,500	2,585,324
Missouri Joint Municipal Electric Utility Commission (Missouri Joint Municipal Electric Utility Commission Plum Point Project Revenue) Series 2024 5.00%, 01/01/2031	1,000	1,115,809

		5,531,233

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	$1,000	$1,069,747
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,089,749

		2,159,496

Nevada – 0.2%
Clark County School District (Clark County School District) Series 2025-B 5.00%, 06/15/2028	1,000	1,062,682
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	425	229,500
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2033	1,000	1,076,996

		2,369,178

New Hampshire – 1.0%
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	400	400,016
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	1,453	1,453,315
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	800	801,358
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	950	951,670
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	720	720,309
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(a)	2,484	2,487,361
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2032	1,500	1,677,961

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	$1,377	$1,377,024
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,153	1,155,689
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)	1,080	1,082,538

		12,107,241

New Jersey – 5.6%
Atlantic County Improvement Authority (The) (Island Campus Redevelopment Urban Renewal Associates) AG Series 2016 5.00%, 09/01/2028	2,400	2,431,948
City of Jersey City NJ (City of Jersey City NJ) Series 2025 4.00%, 10/01/2035	3,915	4,166,629
City of Newark NJ (City of Newark NJ) AG Series 2020-A 5.00%, 10/01/2027	1,290	1,343,631
Garden State Preservation Trust (Garden State Preservation Trust) AG Series 2005-A 5.75%, 11/01/2028	1,950	2,064,977
New Brunswick Parking Authority (New Brunswick Parking Authority) BAM Series 2016-A 5.00%, 09/01/2030	2,000	2,028,131
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,500	1,580,883
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	3,500	3,558,743
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	1,500	1,529,580
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2015-X 5.25%, 06/15/2027	1,395	1,396,764
Series 2016-A 5.50%, 06/15/2028	1,500	1,537,372
Series 2023 5.00%, 03/01/2026	1,180	1,180,000
NATL Series 2005-N 5.50%, 09/01/2027	2,000	2,097,457
5.50%, 09/01/2029	5,910	6,580,062

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	$1,280	$1,308,102
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,625	1,628,777
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016 5.00%, 07/01/2043	2,405	2,419,169
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	3,655	3,681,892
5.00%, 06/15/2028	2,115	2,131,211
Series 2018-A 5.00%, 06/15/2028	1,050	1,058,048
5.00%, 06/15/2029	1,000	1,007,478
5.00%, 06/15/2030	5,370	5,408,856
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
AMBAC Series 2006-C
Zero Coupon, 12/15/2026	1,275	1,251,793
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2030	255	275,462
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2010-A Zero Coupon, 12/15/2027	1,500	1,436,712
Series 2019 5.00%, 12/15/2027	1,040	1,091,198
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-B 5.00%, 01/01/2031	5,015	5,654,535
Newark Board of Education (Newark Board of Education) BAM Series 2021 5.00%, 07/15/2029	1,210	1,313,012
South Jersey Transportation Authority (South Jersey Transportation Authority) AG Series 2019-A 5.00%, 11/01/2030	1,675	1,844,367
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2029	2,645	2,784,925

		65,791,714

	Principal Amount (000)	U.S. $ Value

New York – 7.0%
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.00%, 06/01/2036(a)	$1,000	$1,063,835
City of New York NY (City of New York NY) Series 2024-C 5.00%, 03/01/2026	3,000	3,000,000
Series 2024-D 5.00%, 04/01/2033	1,660	1,931,156
Series 2025-B 5.00%, 08/01/2028	2,000	2,136,438
Metropolitan Transportation Authority (Metropolitan Transportation Authority)
Series 2016-D 5.00%, 11/15/2031	1,510	1,534,489
Series 2017 5.00%, 11/15/2028	2,010	2,160,311
Series 2017-C 5.00%, 11/15/2029	1,880	1,983,620
Series 2025 5.00%, 11/15/2031	4,535	5,180,604
5.00%, 11/15/2032	1,505	1,745,666
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue)
Series 2024 5.00%, 11/01/2026	1,000	1,019,450
Series 2025-H 5.00%, 11/01/2027	1,000	1,048,598
Series 2026 5.00%, 02/01/2028	1,000	1,055,797
5.00%, 11/01/2034	2,500	2,940,238
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2028	1,000	1,046,458
5.00%, 08/01/2033	1,500	1,556,281
Series 2020 5.00%, 09/01/2027	1,400	1,437,248
5.00%, 09/01/2029	1,750	1,865,170
5.00%, 09/01/2030	1,000	1,073,486
Series 2024 5.00%, 11/01/2026	900	912,760
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,775	1,803,816
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2019 5.00%, 05/01/2048	1,000	1,001,823
Series 2025 5.00%, 05/01/2030	1,070	1,185,500

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2033	$1,000	$989,373
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2029	750	802,271
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	2,630	2,675,031
5.00%, 01/01/2030	5,750	5,959,367
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2026	1,550	1,577,437
5.00%, 12/01/2031	1,000	1,095,076
Series 2022 5.00%, 12/01/2030	2,065	2,269,793
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2029	1,530	1,600,316
5.00%, 09/15/2030	2,500	2,614,291
5.00%, 09/15/2031	2,575	2,691,784
Series 2021-2 3.00%, 10/01/2028	3,950	3,983,623
5.00%, 07/15/2027	2,480	2,555,934
Series 2024-2 5.00%, 09/01/2032	1,235	1,406,066
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,500	1,562,100
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2026 5.00%, 02/01/2028	4,000	4,221,639
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2033	1,205	1,244,829
Series 2025-A 5.00%, 03/01/2028	3,500	3,700,179
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2015 5.00%, 08/01/2028	1,000	1,001,793
Series 2020 5.00%, 09/01/2028	1,270	1,347,658

		81,981,304

North Carolina – 1.2%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2036	1,220	1,370,347

	Principal Amount (000)	U.S. $ Value

County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	$3,000	$3,052,897
County of New Hanover NC (County of New Hanover NC) Series 2018 5.00%, 09/01/2026	1,010	1,024,516
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	3,500	3,502,661
North Carolina Department of Transportation (I-77 Mobility Partners) Series 2015 5.00%, 12/31/2037	1,405	1,406,497
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	1,000	1,004,928
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2035	560	604,393
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 3.40%, 10/01/2029	2,000	2,016,197

		13,982,436

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2029	1,300	1,320,587

Ohio – 3.1%
American Municipal Power, Inc. (American Municipal Power Greenup Hydroelectric Revenue) Series 2025 5.00%, 02/15/2035	1,000	1,182,815
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2028	1,425	1,501,301
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	3,160	3,613,285
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2033	2,000	2,330,783

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028	$1,115	$1,132,991
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(a)	4,000	4,102,592
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,080,366
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	500	482,574
Series 2024 3.70%, 07/01/2028	4,000	4,044,698
3.70%, 10/01/2028	1,500	1,518,454
3.75%, 01/01/2029	1,500	1,523,316
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.00%, 09/01/2030	4,175	4,243,433
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2026 3.875%, 01/01/2036	2,400	2,463,717
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2033	1,085	1,182,705
Ohio Higher Educational Facility Commission (Xavier University) Series 2020 5.00%, 05/01/2027	1,000	1,023,166
Series 2024 5.00%, 05/01/2033	650	717,747
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	700	742,655
State of Ohio (State of Ohio Fed Hwy Grant) Series 2016-2 5.00%, 12/15/2028	1,015	1,023,252
Series 2018-1 5.00%, 12/15/2028	1,000	1,008,130
State of Ohio (University Hospitals Health System Obligated Group) Series 2025 5.00%, 01/15/2030	1,000	1,088,625

		36,006,605

Oklahoma – 0.3%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,039,172

	Principal Amount (000)	U.S. $ Value

Oklahoma Municipal Power Authority (Oklahoma Municipal Power Authority) AG Series 2025-A 5.00%, 01/01/2033	$740	$850,096
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,175,649

		3,064,917

Oregon – 0.4%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,037,683
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2030	1,015	1,119,604
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,020,052
5.00%, 07/01/2031	1,100	1,121,395

		4,298,734

Pennsylvania – 2.3%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.58% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	992,136
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2020-C 5.00%, 07/01/2030	1,220	1,336,270
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2023 5.00%, 09/01/2027	1,500	1,564,817
Series 2025-A 5.00%, 08/15/2027	2,000	2,083,870
Series 2026 5.00%, 04/01/2027	5,000	5,156,407
County of Allegheny PA (County of Allegheny PA) Series 2016-C 5.00%, 11/01/2029	2,000	2,033,332
General Authority of Southcentral Pennsylvania (UPMC Pinnacle Hanover) Series 2015 5.00%, 12/01/2027	1,275	1,276,182
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,980	2,015,771

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	$1,000	$1,057,817
5.00%, 09/01/2031	1,500	1,584,938
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,244,505
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2027	4,000	4,024,908
Scranton School District/PA (Scranton School District/PA) BAM Series 2017-E 5.00%, 12/01/2029	1,000	1,045,804

		26,416,757

Puerto Rico – 0.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2027	1,108	1,133,794
5.625%, 07/01/2029	675	720,999
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,000	1,066,153
Series 2021-C 3.50%, 07/01/2026(a)	2,000	1,998,840
3.75%, 07/01/2027(a)	2,000	2,003,521
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2010-A 5.25%, 07/01/2027(e) (f)	1,565	1,042,681

		7,965,988

South Carolina – 1.0%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,130	2,331,562
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2031	3,185	3,592,242
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	1,000	1,010,632

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	$1,500	$1,508,544
5.00%, 12/01/2036	1,500	1,507,595
Series 2025-B 5.00%, 12/01/2031	1,775	2,023,890

		11,974,465

Tennessee – 1.5%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2034	1,355	1,481,403
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	2,000	2,069,593
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,062,070
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2030	1,005	1,095,620
Series 2022-B 5.00%, 07/01/2031	1,625	1,809,091
Series 2026-B 5.00%, 07/01/2029	1,575	1,705,247
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,500	1,634,276
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,088,953
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,500	2,769,106
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,197,744

		17,913,103

Texas – 7.2%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-E 5.00%, 01/01/2031	1,420	1,553,268

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-C 5.00%, 07/01/2029	$2,000	$2,106,376
Series 2025-A 5.00%, 07/01/2028	1,600	1,684,418
AG Series 2023 5.00%, 07/01/2031	1,420	1,577,886
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,000	1,037,346
Series 2020 5.00%, 07/15/2027	1,500	1,532,424
Series 2024-B 5.25%, 07/15/2034	1,500	1,661,675
Series 2025 5.25%, 07/15/2030	1,410	1,515,152
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2019-A 5.00%, 07/01/2029	550	590,186
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2027	1,175	1,226,793
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2031	5,000	5,639,594
5.00%, 11/01/2033	2,000	2,303,922
5.00%, 11/01/2050	2,000	2,145,665
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	1,000	1,091,934
Edinburg Consolidated Independent School District/TX (Prerefunded - US Treasuries) Series 2016 5.00%, 02/15/2028	1,075	1,077,386
Frisco Independent School District (Frisco Independent School District) Series 2025-B 5.00%, 02/15/2033	4,000	4,657,591
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	1,525	1,672,747
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.73% (MUNIPSA + 0.85%), 07/01/2049(b)	2,000	2,000,118
Series 2024 5.00%, 07/01/2054	3,600	3,850,262

	Principal Amount (000)	U.S. $ Value

Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	$2,500	$2,514,976
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,000	2,080,360
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,000	1,005,196
Legacy Denton Public Facility Corp. (2100 Spencer Road TX Owner) Series 2025 2.70%, 10/01/2043	4,000	4,000,756
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	2,000	2,008,107
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2027	3,545	3,686,346
North Texas Tollway Authority (North Texas Tollway System) Series 2025-A 5.00%, 01/01/2033	600	697,495
Northwest Independent School District (Northwest Independent School District) Series 2021 5.00%, 02/15/2029	2,000	2,159,250
Port Freeport TX (Port Freeport TX) Series 2019-A 5.00%, 06/01/2031	1,085	1,157,212
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,800	1,642,649
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,002,174
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051	1,000	1,159,013
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2028	2,500	2,682,043

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	$2,000	$2,163,717
Texas A&M University (Texas A&M University) Series 2017-E 5.00%, 05/15/2026	1,650	1,659,574
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.539% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(b)	1,430	1,434,702
Series 2012-C 3.319% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,730	1,733,416
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2032	2,000	2,195,177
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,303,310
Series 2023-B 5.50%, 01/01/2054	1,500	1,696,009
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,000	1,102,287
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,083,111
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2026	1,000	1,017,901
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	1,000	1,026,637

		84,136,161

Utah – 0.9%
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,000	1,001,377

	Principal Amount (000)	U.S. $ Value

Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2027	$1,095	$1,136,712
5.00%, 07/01/2028	1,680	1,787,355
Utah Board of Higher Education (University of Utah/The) NATL Series 1998 5.50%, 04/01/2029	1,440	1,511,398
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2017-A 5.00%, 10/15/2029	1,000	1,028,103
Series 2022 5.00%, 10/15/2032	1,135	1,239,055
Series 2024 5.00%, 10/15/2026	440	445,368
Utah Transit Authority (Utah Transit Authority Sales Tax) NATL Series 2007-A 5.00%, 06/15/2031	1,000	1,118,074
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	1,039,358

		10,306,800

Virginia – 0.8%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2024 5.00%, 05/15/2032	1,000	1,147,545
Hampton Roads Transportation Accountability Commission (Prerefunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	2,450	2,473,010
Louisa Industrial Development Authority (Virginia Electric & Power) Series 2023 3.65%, 11/01/2035	2,000	2,038,798
Series 2025 3.125%, 11/01/2035	2,000	2,037,582
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(a)	1,000	935,837
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2032	1,170	1,291,473

		9,924,245

Washington – 1.9%
FYI Properties (State of Washington Consolidated Technology Services Lease) Series 2019 5.00%, 06/01/2026	1,965	1,977,965

	Principal Amount (000)	U.S. $ Value

King County School District No. 414 Lake Washington (King County School District No. 414 Lake Washington) Series 2017 5.00%, 12/01/2026	$1,060	$1,082,699
Port of Seattle WA (Port of Seattle WA) Series 2017-C 5.00%, 05/01/2028	1,260	1,295,519
Series 2018-A 5.00%, 05/01/2030	2,185	2,245,324
5.00%, 05/01/2036	1,035	1,057,459
Series 2018-B 5.00%, 05/01/2027	1,000	1,027,922
Series 2022 5.00%, 08/01/2033	1,000	1,129,894
Series 2025-B 5.00%, 10/01/2028	2,000	2,129,431
5.00%, 10/01/2031	1,000	1,127,510
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,000	1,041,089
Series 2025-R 5.00%, 07/01/2028	4,500	4,797,090
University of Washington (University of Washington) Series 2025-A 5.00%, 04/01/2033	1,000	1,171,565
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(a)	1,000	1,002,649
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2034(a)	1,225	1,266,106

		22,352,222

West Virginia – 0.5%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	230	223,190
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	3,000	3,050,911
West Virginia Economic Development Authority (Provident Group - Marshall Properties) AG Series 2023 5.00%, 07/01/2030	2,665	2,927,917

		6,202,018

	Principal Amount (000)	U.S. $ Value

Wisconsin – 2.0%
Central Brown County Water Authority (Central Brown County Water Authority) Series 2024 5.00%, 11/01/2027	$1,135	$1,184,983
City of Milwaukee WI (City of Milwaukee WI) Series 2020-N 5.00%, 04/01/2027	1,000	1,028,652
AG Series 2023 5.00%, 04/01/2031	1,025	1,143,625
AG Series 2023-N 5.00%, 04/01/2028	1,690	1,776,691
City of Milwaukee WI Sewerage System Revenue (City of Milwaukee WI Sewerage System Revenue) Series 2016-S 4.00%, 06/01/2028	350	351,268
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	2,500	2,516,766
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2025 5.00%, 10/01/2032	1,640	1,879,403
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2028	1,000	1,060,101
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	936,361
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	1,540	1,641,827
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2023-A 5.00%, 10/01/2027	1,305	1,355,740
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	700	541,947
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	975	1,050,832
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	1,599	1,599,043

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	$1,000	$1,021,376
5.00%, 02/01/2033	1,460	1,486,570
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) 5.50%, 12/15/2038(a)	924	927,592
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,440	1,442,065

		22,944,842

Total Long-Term Municipal Bonds (cost $942,015,310)		958,642,265

Short-Term Municipal Notes – 12.9%
Alabama – 0.1%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2026	1,000	1,014,178

Arizona – 0.5%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 1.90%, 01/01/2046(g)	5,720	5,720,000

California – 0.6%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	5,000	5,043,444
County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	1,500	1,514,312
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.33%, 10/01/2047(a) (g)	1,000	1,000,000

		7,557,756

Colorado – 2.6%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 1.90%, 02/01/2038(g)	350	350,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 1.90%, 07/01/2041(g)	1,400	1,400,000

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 1.90%, 01/01/2039(g)	$775	$775,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 1.90%, 12/01/2052(g)	1,345	1,345,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	6,650	6,708,324
Series 2026 5.00%, 06/30/2026	19,200	19,373,869

		29,952,193

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	2,500	2,543,451

District of Columbia – 0.1%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 1.90%, 08/15/2038(g)	1,210	1,210,000

Florida – 0.4%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	1,650	1,677,679
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 2.00%, 11/15/2042(g)	1,480	1,480,000
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	1,000	1,005,177

		4,162,856

Georgia – 0.3%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	3,500	3,548,228

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 1.95%, 03/01/2048(g)	1,675	1,675,000

	Principal Amount (000)	U.S. $ Value

Illinois – 0.6%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 1.85%, 11/15/2037(g)	$7,080	$7,080,000

Iowa – 0.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 1.85%, 02/15/2041(g)	800	800,000

Massachusetts – 0.5%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	5,705	5,791,195

Michigan – 0.4%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 1.90%, 06/01/2034(g)	4,700	4,700,000

Missouri – 0.2%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.00%, 10/01/2035(g)	2,130	2,130,000

New Jersey – 1.4%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	2,220	2,220,821
City of Jersey City NJ (City of Jersey City NJ) Series 2025-C 4.00%, 10/20/2026	4,073	4,115,440
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	2,500	2,541,763
Essex County Improvement Authority (County of Essex NJ) Series 2025 5.00%, 03/17/2026	3,000	3,002,964
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	2,000	2,035,439
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027(c)	2,000	2,034,793

		15,951,220

	Principal Amount (000)	U.S. $ Value

New York – 2.4%
City of New York NY (City of New York NY) Series 2018-E 1.90%, 03/01/2048(g)	$950	$950,000
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	3,000	3,021,391
Tonawanda City School District (Tonawanda City School District) Series 2025 4.00%, 06/12/2026	1,000	1,004,636
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	4,670	4,707,938
Series 2026 4.00%, 03/05/2027(c)	1,500	1,526,991
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	2,000	2,015,769
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 1.95%, 01/01/2031(g)	12,185	12,185,000
Series 2022-B 1.95%, 01/01/2033(g)	400	400,000
Series 2023-C 2.00%, 01/01/2032(g)	225	225,000
Series 2025 2.86% (MUNIPSA + 0.98%), 05/01/2026(b)	2,400	2,400,000

		28,436,725

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 1.90%, 01/15/2044(g)	1,570	1,570,000

Ohio – 0.5%
State of Ohio (University Hospitals Health System Obligated Group) Series 2025 1.95%, 01/15/2050(g)	5,700	5,700,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-B 1.90%, 08/01/2034(g)	1,750	1,750,000

	Principal Amount (000)	U.S. $ Value

Other – 0.2%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.33%, 03/01/2029(g)	$1,000	$1,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.33%, 03/01/2029(g)	1,000	1,000,000

		2,000,000

Rhode Island – 0.1%
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	1,000	1,007,884

South Carolina – 0.8%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	2,000	2,013,617
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	2,500	2,529,452
South Carolina Association of Governmental Organizations (South Carolina Association of Governmental Organizations) Series 2025-B 5.00%, 03/02/2026	4,510	4,510,000

		9,053,069

Virginia – 0.3%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	3,000	3,031,559
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2024 1.90%, 07/01/2052(g)	400	400,000

		3,431,559

Wisconsin – 0.3%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 1.90%, 12/01/2033(g)	3,665	3,665,000

Total Short-Term Municipal Notes (cost $150,375,826)		150,450,314

Total Municipal Obligations (cost $1,092,391,136)		1,109,092,579

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 5.768% (CME Term SOFR + 2.10%), 03/25/2043(a) (b)	$475	$479,658
Series 2023-DNA2, Class M1A 5.768% (CME Term SOFR + 2.10%), 04/25/2043(a) (b)	253	256,921
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 4.817% (CME Term SOFR + 1.15%), 03/25/2044(a) (b)	482	482,402
Series 2026-R01, Class 2M1 4.667% (CME Term SOFR + 1.00%), 01/25/2046(a) (b)	2,855	2,855,445
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.767% (CME Term SOFR + 1.10%), 10/25/2045(a) (b)	837	837,909

Total Collateralized Mortgage Obligations (cost $4,902,565)		4,912,335

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.3%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	46	46,250
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	194	195,945
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)	1,496	1,501,978
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d) (e) (f) (h) (i)	3,644	2,209,715

		3,953,888

Other ABS - Fixed Rate – 0.0%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	65	65,363

Total Asset-Backed Securities (cost $5,444,769)		4,019,251

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.1%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(a)	1,500	1,522,439

	Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 0.2%
DBC Mortgage Trust Series 2025-DBC, Class B 5.26% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(a) (b)	$1,624	$1,623,684

Total Commercial Mortgage-Backed Securities (cost $3,123,684)		3,146,123

CORPORATES - INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Altria Group, Inc. 3.40%, 05/06/2030	215	209,197
BAT Capital Corp. 4.906%, 04/02/2030	230	236,166
Philip Morris International, Inc. 5.625%, 11/17/2029	250	264,123

		709,486

Technology – 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	366,108

		1,075,594

Financial Institutions – 0.0%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(j)	184	195,010
Wells Fargo & Co. 7.625%, 09/15/2028(j)	27	28,785

		223,795

Total Corporates - Investment Grade (cost $1,248,054)		1,299,389

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
BL Train Holdings West LLC, expiring 12/31/2026 (e) (h) (i) (cost $0)	6,608	8,260

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(k) (l) (m) (cost $18,652,921)	18,652,921	18,652,921

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.6%
U.S. Treasury Bill
Zero Coupon, 04/16/2026 (cost $7,466,606)	$7,500	$7,466,069

Total Short-Term Investments (cost $26,119,527)		26,118,990

Total Investments – 98.3% (cost $1,133,229,735)(n)		1,148,596,927
Other assets less liabilities – 1.7%		19,553,548

Net Assets – 100.0%		$1,168,150,475

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	3,693	$(286,414)	$(243,279)	$(43,135)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,830	10/15/2028	CPI#	2.565%	Maturity	$4,079	$—	$4,079
USD	6,000	10/15/2029	2.485%	CPI#	Maturity	(4,252)	—	(4,252)
USD	6,000	10/15/2029	2.569%	CPI#	Maturity	(29,011)	—	(29,011)
USD	4,503	10/15/2029	2.516%	CPI#	Maturity	(10,058)	—	(10,058)
USD	4,499	10/15/2029	2.451%	CPI#	Maturity	4,271	—	4,271
USD	4,498	10/15/2029	2.499%	CPI#	Maturity	(6,284)	—	(6,284)
USD	1,920	10/15/2030	CPI#	2.531%	Maturity	9,205	—	9,205

						$(32,050)	$—	$(32,050)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,336	10/15/2029	1 Day SOFR	3.814%	Annual	$50,112	$—	$50,112
USD	2,500	10/15/2030	1 Day SOFR	4.082%	Annual	94,833	—	94,833

						$144,945	$—	$144,945

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $79,538,566 or 6.8% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(c)	When-Issued or delayed delivery security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.279%, 11/01/2046	06/24/2024	$2,000,000	$2,002,809	0.17%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	3,643,498	2,209,715	0.19%

(e)	Non-income producing security.
(f)	Defaulted.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,430,654 and gross unrealized depreciation of investments was $(2,236,981), resulting in net unrealized appreciation of $15,193,673.

As of February 28, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$958,642,265	$—	$958,642,265
Short-Term Municipal Notes	—	150,450,314	—	150,450,314
Collateralized Mortgage Obligations	—	4,912,335	—	4,912,335
Asset-Backed Securities	—	1,809,536	2,209,715	4,019,251
Commercial Mortgage-Backed Securities	—	3,146,123	—	3,146,123
Corporates - Investment Grade	—	1,299,389	—	1,299,389
Warrants	—	—	8,260	8,260
Short-Term Investments:
Investment Companies	18,652,921	—	—	18,652,921
U.S. Treasury Bills	—	7,466,069	—	7,466,069

Total Investments in Securities	18,652,921	1,127,726,031	2,217,975	1,148,596,927
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	17,555	—	17,555
Centrally Cleared Interest Rate Swaps	—	144,945	—	144,945
Liabilities:
Centrally Cleared Credit Default Swaps	—	(286,414)	—	(286,414)
Centrally Cleared Inflation (CPI) Swaps	—	(49,605)	—	(49,605)

Total	$18,652,921	$1,127,552,512	$2,217,975	$1,148,423,408

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$30,907	$132,112	$144,366	$18,653	$206